February 25, 1998

Dear Shareholder

Enclosed are the mid-year financial statements for the Western Asset Trust Core Portfolio, covering the period July 1 - December 31, 1997.

Now in its eighth year of operation, the fund continues to enjoy positive investment results relative to its benchmark both for this period and since inception. Total assets have risen to over $620 million, with more than 60 participants.

The principal factors behind the fund's recent good performance, when it returned 7.2% (net of all fees) versus the broad market's 6.4% return, were its longer than market duration posture, which was rewarded by declining interest rates and its barbelled exposure to maturities, which benefited from a pronounced flattening of the yield curve. Corporate issue selection, with an emphasis on the cable and media sector, and mortgage exposure, which focussed on discount coupons, were also factors contributing to positive nominal and relative returns.

Please feel free to call if you have any questions.

Sincerely,

/s/ W. Curtis Livingston
________________________
W. Curtis Livingston
President

Enclosure

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                             REPORT TO SHAREHOLDERS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES                                      11.67%
BANKING AND FINANCE                                             2.57%
BNY Capital Trust                                                               7.97%      12/31/26       $5,000       $5,322
Ford Motor Credit                                                               6.55%      09/10/02        2,735        2,768
General Motors Acceptance Corp.                                                 0.00%      06/15/15       14,900        4,734(A)
Grand Metro Investment                                                         8.625%      08/15/01          150          161
J.P. Morgan  -  Inflation Linked Notes                                         5.543%      02/15/12        2,000        1,912(F)
J.P. Morgan Capital Trust                                                       7.95%      02/01/27        1,000        1,058
                                                                                                                --------------
                                                                                                                       15,955

FOOD, BEVERAGE AND TOBACCO                                      1.74%
Phillip Morris Companies, Inc.                                                  8.75%      06/01/01          100          107
Phillip Morris Companies, Inc.                                                  7.00%      07/15/05        2,000        2,039
RJR Nabisco, Inc.                                                               8.75%      04/15/07          320          343
RJR Nabisco, Inc.                                                               8.50%      08/15/05          800          853
RJR Nabisco, Inc.                                                               8.75%      07/15/07        2,100        2,266
RJR Nabisco, Inc.                                                               8.75%      07/01/07        4,770        5,173
                                                                                                                --------------
                                                                                                                       10,781

INDUSTRIAL                                                      4.06%
Continental Cablevision                                                         9.00%      09/01/08        3,200        3,697
Loews Corporation                                                              7.625%      06/01/23        8,459        8,698
TCI Communications Incorporated                                                 8.75%      08/01/15        8,360        9,689
Texaco Capital Inc                                                              7.75%      02/15/33        3,000        3,120
                                                                                                                --------------
                                                                                                                       25,204

MEDIA AND ENTERTAINMENT                                         1.05%
News America Holdings Incorporated                                              8.25%      10/17/96        4,100        4,464
Time Warner Entertainment Incorporated                                          6.85%      01/15/26        2,000        2,047
                                                                                                                --------------
                                                                                                                        6,511

OIL AND GAS                                                     0.17%
Phillips Petroleum Company                                                      8.49%      01/01/23        1,000        1,078

TELEPHONE                                                       0.90%
U.S West Capital Funding, Inc.                                                 7.900%      02/01/27        5,120        5,603

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
------------------------------------------------------------------------------------------------------------------------------
UTILITIES                                                       1.18%
Cleveland Electric and Illuminating Company                                     7.88%      11/01/17       $4,450       $4,679(G)
System Energy Resources, Inc.                                                   7.43%      01/15/11        2,639        2,660
                                                                                                                --------------
                                                                                                                        7,339

Total Corporate Bonds and Notes
(Identified Cost - $67,700)                                                                                            72,471
------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AND AGENCY OBLIGATIONS                        35.23%
FIXED-RATE SECURITIES                                          30.34%
United States Treasury Bonds                                                    6.00%      02/15/26        9,850        9,838
United States Treasury Bonds                                                   6.625%      02/15/27       48,730       52,902
United States Treasury Bonds                                                   6.375%      08/15/27       58,100       61,277
United States Treasury Bonds                                                   6.125%      11/15/27        1,500        1,541
United States Treasury Notes                                                   6.875%      05/15/06          180          193
United States Treasury Notes                                                   6.625%      07/31/01           50           51
United States Treasury Notes                                                   6.625%      03/31/02        1,280        1,321
United States Treasury Notes                                                   6.625%      05/15/07       18,870       19,973
United States Treasury Notes                                                   6.375%      09/30/01       13,100       13,370
United States Treasury Notes                                                   6.125%      08/15/07        1,300        1,336
United States Treasury Notes                                                    6.00%      06/30/99       11,000       11,055
United States Treasury Notes                                                   5.875%      09/30/02        8,050        8,094
United States Treasury Notes                                                    5.75%      10/31/02        4,650        4,654
United States Treasury Notes                                                    5.75%      11/30/02        2,600        2,602
United States Treasury Notes                                                    5.75%      08/15/03          200          200
United States Treasury Notes                                                   5.625%      11/30/00           30           30
                                                                                                                --------------
                                                                                                                      188,437

INDEXED SECURITIES                                              4.35%
United States Treasury Notes                                                   3.375%      01/15/07       27,764       27,035(E)

STRIPPED SECURITIES                                             0.54%
Resolution Funding Corporation                                                  0.00%      10/15/19       10,000        2,631(D,2)
Tennessee Valley Authority                                                      0.00%      11/01/19        3,064          740(D,2)
                                                                                                                --------------
                                                                                                                        3,371

Total U.S. Government and Agency Obligations
(Identified Cost - $215,000)                                                                                          218,843
------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)



                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES              22.28%
FIXED-RATE SECURITIES                                          21.23%
Fannie Mae                                                                      6.00%      10/01/11         $323         $319
Fannie Mae                                                                      6.00%      01/01/26        1,984        1,917
Fannie Mae                                                                      6.00%      03/01/26       11,866       11,440
Fannie Mae                                                                      7.00%      12/01/27        7,000        7,050(H)
Fannie Mae                                                                      7.50%      07/01/27          198          203
Fannie Mae                                                                      7.50%      07/01/27          196          200
Fannie Mae                                                                      7.00%      01/01/27        1,959        1,977
Fannie Mae                                                                      7.00%      01/01/27        1,154        1,165
Fannie Mae                                                                      7.00%      01/01/27          992          999
Fannie Mae                                                                      7.00%      03/01/27        2,477        2,494
Fannie Mae                                                                      7.00%      03/01/27        2,281        2,297
Fannie Mae                                                                      7.00%      03/01/27        3,969        3,998
Fannie Mae                                                                      7.00%      03/01/27        1,001        1,010
Fannie Mae                                                                      7.00%      03/01/27        1,804        1,817
Fannie Mae                                                                      7.00%      03/01/27        1,993        2,008
Fannie Mae                                                                      7.00%      03/01/27        2,004        2,019
Fannie Mae                                                                      7.00%      03/01/27          958          967
Fannie Mae                                                                      7.00%      03/01/27        1,000        1,007
Fannie Mae                                                                      7.00%      04/01/27        2,732        2,751
Fannie Mae                                                                      7.00%      03/01/27        1,991        2,010
Fannie Mae                                                                      6.00%      11/01/27          497          479
Fannie Mae                                                                      6.00%      11/01/27          994          958
Fannie Mae                                                                      6.00%      11/01/27        2,982        2,874
Fannie Mae                                                                     5.758%      01/01/28       12,700       12,541(H)
Federal Housing Authority USGI #68                                              7.43%      03/01/21          295          301
Federal Home Loan Bank                                                          7.10%      02/28/11          500          494
Freddie Mac                                                                     9.75%      07/01/08          379          401
Freddie Mac                                                                     9.30%      04/15/19        2,280        2,447
Freddie Mac                                                                     9.25%      06/01/02          134          141
Freddie Mac                                                                     8.25%      08/01/01           29           30
Freddie Mac                                                                     7.50%      04/01/06          140          144
Freddie Mac                                                                     7.00%      04/01/24        3,319        3,362
Freddie Mac                                                                     7.00%      04/01/24        3,769        3,821
Freddie Mac                                                                     7.00%      09/01/25        8,103        8,205
Freddie Mac                                                                     7.00%      03/01/26        2,648        2,677
Freddie Mac                                                                     7.00%      04/01/26        2,836        2,867

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)



                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                     7.00%      04/01/26         $760         $768
Freddie Mac                                                                     7.00%      04/01/26        3,944        3,987
Freddie Mac                                                                     7.00%      01/01/27        9,705        9,811
Freddie Mac                                                                     6.75%      10/15/05          395          395
Freddie Mac                                                                     6.75%      05/01/04          182          183
Freddie Mac                                                                     6.50%      03/01/26        6,466        6,403
Government National Mortgage Association                                        9.50%      03/15/03          133          139
Government National Mortgage Association                                       10.25%      06/15/03           25           26
Government National Mortgage Association                                       10.00%      11/15/09            8            9
Government National Mortgage Association                                       6.875%      12/20/21          872          898
Government National Mortgage Association                                        7.00%      02/20/22        1,396        1,437
Government National Mortgage Association                                        7.00%      01/15/24          203          206
Government National Mortgage Association                                        7.00%      01/15/24          186          188
Government National Mortgage Association                                        7.00%      01/15/24          617          624
Government National Mortgage Association                                        7.00%      01/15/24           77           78
Government National Mortgage Association                                        7.00%      01/15/24          866          875
Government National Mortgage Association                                        7.00%      01/15/24           22           22
Government National Mortgage Association                                        7.00%      01/15/24          874          884
Government National Mortgage Association                                        8.00%      10/15/26          987        1,023
Government National Mortgage Association                                        8.00%      11/15/26        9,327        9,668
Government National Mortgage Association                                        8.00%      01/15/27          949          984
Government National Mortgage Association                                        8.00%      02/15/27        3,737        3,873
                                                                                                                --------------
                                                                                                                      131,871

VARIABLE-RATE SECURITIES                                        0.28%
Government National Mortgage Association                                       7.375%      06/20/25        1,665        1,714(C,F)

STRIPPED SECURITIES                                             0.78%
Fannie Mae                                                                    1009.5%      02/25/20            1            1(D,1)
Fannie Mae                                                                      9.50%      02/01/17          297           82(D,1)
Fannie Mae                                                                    1009.3%      08/25/21           14          406(D,1)
Fannie Mae                                                                      0.00%      05/25/22          913          873(D,2)
Fannie Mae                                                                      0.00%      05/25/22        1,948        1,444(D,2)
Freddie Mac                                                                   10.000%      03/21/21        2,491          709(D,1)
Freddie Mac                                                                     0.00%      07/15/22          406          320(D,2)
Freddie Mac                                                                     0.00%      09/15/22        1,045          998(D,2)
                                                                                                                --------------
                                                                                                                        4,833

Total U.S. Government Agency Mortgage-backed Securities
(Identified Cost - $134,624)                                                                                          138,418
-------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)



                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                                         8.97%
FIXED-RATE SECURITIES                                           3.36%
Automobile Information Receivable                                               6.53%      10/30/01       $1,311       $1,314(G)
Chevy Chase 1997-A                                                              7.65%      12/20/07        8,702        8,793
Fleet Finance Home Equity Trust                                                 6.70%      10/15/06           29           29
Lehman FHA Title 1 Loan Trust                                                   6.84%      02/25/04           95           95
Midstate Trust II Class A-4                                                    9.625%      04/01/03          700          753
Navistar Financial Corp Owner Trust                                             6.35%      01/15/00        2,236        2,241
Rural Housing Trust 1987-1                                                      3.33%      10/01/28           38           37
Saks Master Trust 1996-1 A                                                     6.199%      03/20/02        3,000        3,003
Tyron Mortgage Funding, Inc.                                                    6.35%      05/20/01           47           47
Union Acceptance Corporation                                                    6.70%      06/10/03        4,500        4,544
                                                                                                                --------------
                                                                                                                       20,856

INDEXED SECURITIES                                              5.50%
Advanta Credit Card Master Trust                                               6.138%      01/01/05        6,000        5,998(F)
Discover Card Master Trust                                                     5.724%      04/17/07        2,500        2,491(F)
Keycorp Student Loan Trust                                                      6.06%      11/27/28        6,191        6,123(F)
GE Capital Corporation Commercial Mortgage                                     5.946%      06/21/06        1,365        1,365(F)
Student Loan Marketing Association                                             5.656%      10/25/04        3,811        3,792(F)
Student Loan Marketing Association                                              5.74%      04/25/06        5,760        5,753(F)
Student Loan Marketing Association                                             5.876%      07/27/09        3,700        3,682(F)
Student Loan Marketing Association                                             5.988%      10/25/12        5,000        4,938(F)
                                                                                                                --------------
                                                                                                                       34,142

STRIPPED SECURITIES                                             0.12%
Option One CTS Arm Trust                                                       3.050%      03/25/01       25,950          742(D,1)
Total Asset-backed Securities
(Identified Cost - $56,880)                                                                                            55,740
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES                                     10.67%
FIXED-RATE SECURITIES                                           8.22%
Asset Securitization Corp.                                                      6.92%      02/14/29        8,233        8,457
Chase Commercial Mortgage Securities                                            7.37%      02/19/07        3,676        3,853(G)
FMAC  Loan Receivables Trust                                                    7.35%      04/01/19          195          201(G)
GMAC Commercial Mortgage Securities                                            6.869%      08/15/07        5,700        5,823
Macerich SCG Funding Limited Partnership                                        7.08%      03/15/06        6,000        6,092(G)
Merrill Lynch Mortgage Investors, Inc.                                          6.96%      11/21/28       15,010       15,474
Merrill Lynch Mortgage Investors, Inc.                                          6.69%      11/21/28          114          115
Nomura Asset Securities Corporation                                             7.12%      04/13/36        4,500        4,695

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)



                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corporation                                             7.07%      04/13/36       $2,880       $2,970
Onyx Acceptance Grantor Trust                                                   6.45%      12/15/02          113          114
Resolution Trust Corporation                                                    9.20%      06/25/24        3,258        3,277
                                                                                                                --------------
                                                                                                                       51,071

VARIABLE-RATE SECURITIES                                        2.40%
Resolution Trust Corporation                                                  10.352%      08/25/21          228          238(C)
Resolution Trust Corporation                                                    7.97%      09/25/29        1,706        1,703(C)
Resolution Trust Corporation                                                    7.80%      11/25/21           19           19(C)
Resolution Trust Corporation                                                   7.342%      10/25/28          207          205(C)
Resolution Trust Corporation                                                   7.016%      06/25/24        8,000        8,070(C)
Resolution Trust Corporation                                                    6.90%      10/25/21        3,303        3,333(C)
Resolution Trust Corporation                                                   6.816%      05/25/21        1,270        1,273(C)
Resolution Trust Corporation                                                   6.484%      10/25/17           89           88(C)
                                                                                                                --------------
                                                                                                                       14,929

INDEXED SECURITIES                                              0.03%
Prudential Securities Financing Corp.                                          6.375%      04/25/26          131          132(F)
Resolution Trust Corporation                                                    7.94%      09/25/21           84           85(F)
                                                                                                                --------------
                                                                                                                          217

STRIPPED SECURITIES                                             0.01%
Structured Mortgage Asset Residential Trust                                     2500%      08/25/22            1           22(D,1)
Structured Mortgage Asset Residential Trust                                    0.136%      01/25/23       25,140           47(D,2)
                                                                                                                --------------
                                                                                                                           69

Total Mortgage-backed Securities
(Identified Cost - $54,852)                                                                                            66,286
------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS                                                    1.02%
FIXED-RATE SECURITIES
Hydro Quebec                                                                    8.05%      07/07/24          200          230(B)
Korea Development Bank                                                          8.65%      01/26/00        2,910        2,740(B)
Korea Development Bank                                                          7.90%      02/01/02          555          468(B)
YPF Sociedad Anonima                                                            7.50%      10/26/02        2,829        2,874(B)
Total Yankee Bonds
(Identified Cost $6,255)                                                                                                6,312
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND EQUITY INTERESTS                              3.91%
Black Rock 2001 Term Trust, Inc.                                                                      2,130 shrs       18,374
Home Ownership Funding                                                                                         4        4,359(G)

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)



                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
-------------------------------------------------------------------------------------------------------------------------------
News Corp Exchange Trust                                                        5.00%      11/12/16   1,820 shrs       $1,180
News Corp Exchange Trust                                                                                  18 wts          404
Total Common Stocks and Equity Interests
(Identified Cost - $23,350)                                                                                            24,317
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          8.47%
COMMERCIAL PAPER                                                1.77%
Levi Strauss                                                                    6.12%      01/02/98       $4,000        3,999
Nabisco                                                                         6.12%      01/15/98        4,000        3,990
Nissan                                                                          5.84%      01/02/98        3,000        3,000
                                                                                                                --------------
                                                                                                                       10,989

CORPORATE                                                       0.03%
Consumers Energy Company                                                        8.75%      02/15/98          100          100
Coca-Cola Company                                                              7.875%      09/15/98          100          101
                                                                                                                --------------
                                                                                                                          201

MORTGAGE-BACKED SECURITIES                                      0.03%
Fannie Mae                                                                      8.00%      11/01/98           77           77
Fannie Mae                                                                      8.00%      11/01/98          118          119
                                                                                                                --------------
                                                                                                                          196

U.S. GOVERNMENT AGENCY OBLIGATIONS                              0.44%
United States Treasury Bills                                                    5.23%      03/05/98        2,750        2,725

REPURCHASE AGREEMENT                                            6.18%
Merrill Lynch Securities, Inc.
     6.60% dated 12/31/97, to be repurchased at $38,380 on
     1/2/98 (Collateral: $38,895 Fannie Mae Mortgage-backed
     securities, 6.58% due 12/17/07, value $39,238)                                                       38,366       38,366


                                                                                                          ACTUAL
OPTIONS PURCHASED                                               0.02%                                   CONTRACTS
                                                                                                       ----------
Eurodollar Futures, April 98 Call, Strike Price $94.00                                                        48           29
Eurodollar Futures, June 98 Call, Strike Price $94.25                                                        302          109
                                                                                                                  ------------
                                                                                                                          138

Total Short-Term Investments
(Identified Cost - $52,588)                                                                                            52,615
-------------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)



                                                               % OF                        MATURITY
                                                            NET ASSETS       RATE            DATE          PAR         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Identified Cost - $620,753)               102.22%                                                $635,002
Other Assets Less Liabilities                                  -2.22%                                                 (13,819)
                                                                                                                 -------------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to
  5,443 shares outstanding                                                                               $600,159
Overdistribution of net investment income                                                                  (1,921)
Undistributed net realized gain on investments                                                              8,988
Unrealized appreciation of investments                                                                     13,957
                                                                                                        ----------

NET ASSETS                                                    100.00%                                                $621,183
                                                                                                                 ============
NET ASSET VALUE PER SHARE                                                                                             $114.13
                                                                                                                 ============

                                                                                                        ACTUAL   APPRECIATION/
                                                                           EXPIRATION                 CONTRACTS  (DEPRECIATION)
                                                                         -------------------------------------------------------
OPTIONS WRITTEN
Treasury Bond Future Put, Strike Price $116.00                            February 98                    120              $65

FUTURES CONTRACTS PURCHASED
U.S. Treasury Bond Future                                                  March 98                      295              (72)
U.S. Treasury Note Future                                                  March 98                      401             (285)
                                                                                                                 -------------
                                                                                                                         (357)

----------------------------

A Zero-Coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
B Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.
C The coupon rates shown on variable rate securities are the rates at December 31, 1997. These rates vary with the weighted average coupon of the underlying securities.
D Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
E United States Treasury Inflation-Indexed Securities - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
F Indexed Security - The rate of interest earned on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index (CPI), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of December 31, 1997.
G Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
H When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
N.M. Not Meaningful

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


INVESTMENT INCOME:
  Interest                                            $18,257
  Dividends                                               842
                                                     ---------
                                                                   $19,099
EXPENSES:
     Management fee                                     1,161
     Administrative fee                                   145
     Transfer agent and
       shareholder servicing expense                        9
     Custodian fees                                        78
     Registration fees                                     19
     Audit and legal fees                                  20
     Reports to shareholders                                2
     Directors' fees                                        9
     Other expenses                                         8
                                                     ---------
       Total expenses                                                1,451
                                                                 ----------
NET INVESTMENT INCOME                                               17,648

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain on investments, options
       and futures                                     10,960
     Change in unrealized appreciation of
       investments, options and futures                11,100
                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              22,060
                                                                 ----------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $39,708
                                                                 ==========




                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)


                                            FOR THE SIX          FOR THE YEAR
                                           MONTHS ENDED             ENDED
                                         DECEMBER 31, 1997      JUNE 30, 1997
                                        -------------------    ---------------
                                            (UNAUDITED)

CHANGE IN NET ASSETS:
Net investment income                            $17,648             $32,258
Net realized gain (loss) on investments,
     options and futures                          10,960               6,820
Change in unrealized appreciation
     of investments, options and futures          11,100               2,086
                                                ---------           ---------
Change in net assets resulting
     from operations                              39,708              41,164


Distributions to shareholders from:
     Net investment income                       (27,271)            (29,354)
     Net realized gain on investments             (6,743)               (306)

Change in net assets from
     Fund share transactions                     107,136              43,150
                                                ---------           ---------
     Change in net assets                        112,830              54,654


NET ASSETS:
     Beginning of period                         508,353             453,699
                                                ---------           ---------

     End of period (including
         (over)/under distributed
         net investment income
         of $(1,921) and
         $7,702, respectively)                  $621,183            $508,353
                                                =========           =========

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

       Contained below is per share operating data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                                 FOR THE SIX                       FOR THE YEARS ENDED JUNE 30,
                                                 MONTHS ENDED      -------------------------------------------------------
                                               DECEMBER 31, 1997        1997      1996       1995        1994       1993
                                              -------------------  -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                  (UNADUITED)
Net asset value, beginning of period                 $112.79          $110.46    $112.17    $105.02    $116.64    $112.04
Net investment income   (A)                             3.22             7.05       6.70       6.82       5.64       6.57
Net realized and unrealized gain (loss)
    on investments, options and futures                 4.77             1.86      (1.36)      7.19      (6.28)      8.71
                                              -------------------  -------------------------------------------------------
Total from investment operations                        7.99             8.91       5.34      14.01      (0.64)     15.28
                                              -------------------  -------------------------------------------------------
Distributions to shareholders from:

    Net investment income                              (5.28)           (6.51)     (6.61)     (6.86)     (6.11)     (6.72)
    Net realized gain on investments                   (1.37)           (0.07)     (0.44)       -        (4.87)     (3.96)
                                              -------------------  -------------------------------------------------------
Total distributions                                    (6.65)           (6.58)     (7.05)     (6.86)    (10.98)    (10.68)
                                              -------------------  -------------------------------------------------------
Net asset value, end of period                       $114.13          $112.79    $110.46    $112.17    $105.02    $116.64
                                              ===================  =======================================================

Total return                                           7.23%  (B)       8.27%      4.86%     14.12%     -0.89%     14.52%

RATIOS / SUPPLEMENTAL DATA:
Ratios to average net assets
    Expenses        (A)                                0.50%  (C)       0.50%      0.50%      0.50%      0.50%      0.50%
    Net investment income     (A)                      6.08%  (C)       6.40%      6.30%      7.00%      6.00%      6.00%

Portfolio turnover rate                              201.87%  (C)     384.80%    266.00%    257.90%    272.50%    313.10%
Net assets, end of period
    (in thousands)                                  $621,183         $508,353   $453,699   $336,774   $205,959   $135,886


---------------------------------------------
(A) Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50%. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.50% for the year ended June 30, 1997, 0.53% for the year ended June 30, 1996 and 1995, 0.58% for the year ended June 30, 1994 and 0.57% for the year ended June 30, 1993.
(B)  Not annualized
(C)  Annualized

        See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                             (AMOUNTS IN THOUSANDS)
                                   (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Core Portfolio ("Fund"), formerly known as Western Asset Trust Full Range Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  FINANCIAL INSTRUMENTS:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                                        CALLS                                    PUTS
                                                          -----------------------------------  ----------------------------------
                                                              ACTUAL             PREMIUMS          ACTUAL             PREMIUMS
                                                             CONTRACTS                            CONTRACTS
--------------------------------------------------------- ---------------- ------------------  ---------------- -----------------
Options outstanding at June 30, 1997                              -                   -                 -                    -
Options written                                                 966                $753             1,649               $1,056
Options closed                                                 (726)               (611)           (1,308)                (860)
Options expired                                                (120)                (40)                -                    -
Options exercised                                                 -                   -              (341)                (196)
--------------------------------------------------------- ---------------- ------------------  ---------------- -----------------
Options outstanding at December 31, 1997                       (120)               $102                 -               $    -
========================================================= ================ ==================  ================ =================



FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1997 are described at the end of the "Statement of Net Assets", page 9.

3.  PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the year ended December 31, 1997, aggregated $228,945 and $197,914, respectively. Purchases and sales of U.S. Government securities aggregated $432,270 and $364,978, respectively for the same period.

At December 31, 1997, the cost of securities for federal income tax purposes was $568,564. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,571 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,322.

4.  FUND SHARE TRANSACTIONS:

At December 31, 1997, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                            FOR THE SIX MONTHS ENDED                             FOR THE YEAR ENDED
                                   --------------------------------------------      -------------------------------------------
                                                DECEMBER 31, 1997                                  JUNE 30, 1997
                                   --------------------------------------------      -------------------------------------------
                                           SHARES                AMOUNT                    SHARES                AMOUNT
---------------------------------- ----------------------- --------------------      ------------------- -----------------------
Sold                                         853               $  98,032                    1,765               $ 196,333
Reinvestment of distributions                279                  31,659                      234                  26,038
Repurchased                                 (197)                (22,555)                  (1,599)               (179,221)
---------------------------------- ----------------------- --------------------      ------------------- -----------------------
Net increase                                 935               $ 107,136                      400              $   43,150
================================== ======================= ====================      =================== =======================

5.  TRANSACTIONS WITH AFFILIATES:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets. At December 31, 1997, $26 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.40% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.50% of the Fund's average daily net assets. No advisory fees were waived for the six months ended December 31, 1997, and $210 was due to the Adviser at December 31, 1997.